The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 100.72%
COMMON STOCKS - 45.53%
AEROSPACE & DEFENSE - 1.09%
United Technologies Corporation (k)	245,800		$33,556,616
ALTERNATIVE CARRIERS - 3.08%
Zayo Group Holdings, Inc. (a)(e)	2,807,509		95,174,555
ASSET MANAGEMENT & CUSTODY BANKS - 2.51%
Brookfield Asset Management, Inc. Class A (b)(e)(m)	1,463,932		77,720,144
BIOTECHNOLOGY - 4.93%
Alder Biopharmaceuticals, Inc. (a)	493,076		9,299,414
Celgen Corporation (a)(e)	1,328,047		131,875,067
Spark Therapeutics, Inc. (a)	118,043		11,447,810
			152,622,291
BROADCASTING - 0.46%
Discovery, Inc. Class C (a)(m)	133,231		3,280,147
Fox Corporation Class A	343,730		10,839,526
			14,119,673
CASINOS & GAMING - 1.94%
Caesars Entertainment Corporation (a)(m)	5,147,386		60,018,521
COMMODITY CHEMICALS - 0.24%
Dow, Inc. (e)(k)(m)	157,290		7,494,868
CONSTRUCTION MACHINERY & HEAVY TRUCKS - 1.73%
WABCO Holdings, Inc. (a)(e)	400,950		53,627,062
ENVIRONMENTAL & FACILITIES SERVICES - 0.52%
Advanced Disposal Services, Inc. (a)(m)	491,407		16,005,126
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.14%
Corteva, Inc. (e)(k)	150,734		4,220,552
HEALTH CARE TECHNOLOGY - 0.41%
Medidata Solutions, Inc. (a)	139,833		12,794,719
INDUSTRIAL MACHINERY - 1.12%
Milacron Holdings Corporation (a)	2,084,888		34,755,083
INTEGRATED OIL & GAS - 0.02%
Occidental Petroleum Corporation (k)(m)	10,705		476,051
INTEGRATED TELECOMMUNICATION SERVICES - 0.11%
AT&T, Inc. (e)(k)(m)	93,309		3,530,813
LIFE & HEALTH INSURANCE - 0.04%
Genworth Financial, Inc. Class A (a)	306,379		1,348,068
MANAGED HEALTH CARE - 1.64%
WellCare Health Plans, Inc. (a)(e)	195,081		50,559,143
MOVIES & ENTERTAINMENT - 1.23%
Viacom, Inc. Class B	1,584,894		38,085,003
OIL & GAS STORAGE & TRANSPORTATION - 3.45%
Buckeye Partners LP	775,633		31,870,760
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	2,276,354		68,745,891
Tallgrass Energy LP Class A	307,276		6,188,538
			106,805,189
PHARMACEUTICALS - 3.85%
Allergan plc (b)	708,321		119,203,341
RAILROADS - 1.88%
Genesee & Wyoming, Inc. Class A (a)(e)	527,305		58,272,476
REGIONAL BANKS - 5.63%
SunTrust Banks, Inc. (e)	2,527,660		173,903,008
REITs - 0.40%
Brookfield Property REIT, Inc. Class A (m)	600,931		12,252,983
SEMICONDUCTOR EQUIPMENT - 3.93%
Versum Materials, Inc. (e)	2,297,602		121,612,074
SEMICONDUCTORS - 1.35%
Mellanox Technologies Ltd. (a)(b)(e)	379,504		41,589,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.75%
Cypress Semiconductor Corporation (e)	3,650,184		85,195,295
SPECIALTY CHEMICALS - 0.36%
DuPont de Nemours, Inc. (e)(k)	155,735		11,105,463
WIRELESS TELECOMMUNICATION SERVICES - 0.72%
Sprint Corporation (a)	3,624,607		22,363,825
TOTAL COMMON STOCKS (Cost $1,430,698,062)			1,408,411,785

SPECIAL PURPOSE ACQUISITION COMPANIES - 6.51% (a)
Act II Global Acquisition Corporation Class A (b)	675,184		6,650,562
Akazoo SA (b)	47,770		302,384
Alberton Acquisition Corporation (b)	541,885		5,554,321
Andina Acquisition Corporation III (b)	219,088		2,188,689
Apex Technology Acquisition Corporation	604,501		6,159,865
CF Finance Acquisition Corporation Class A (f)	390,688		3,955,716
ChaSerg Technology Acquisition Corporation Class A (f)	439,436		4,447,092
Churchill Capital Corporation II	302,611		3,180,442
Collier Creek Holdings Class A (b)	195,000		1,987,050
FinTech Acquisition Corporation III Class A	328,770		3,310,714
Forum Merger II Corporation Class A (f)	334,654		3,390,045
GigCapital, Inc. (f)	300,000		3,127,500
Gordon Pointe Acquisition Corporation (m)	424,801		4,447,666
Graf Industrial Corporation (f)	434,606		4,365,617
Haymaker Acquisition Corporation II	893,499		9,229,845
Hennessy Capital Acquisition Corporation IV Class A (f)(m)	175,540		1,764,177
Legacy Acquisition Corporation Class A	247,158		2,521,012
Leisure Acquisition Corporation (f)(m)	500,080		5,125,820
Leo Holdings Corporation Class A (b)	985,877		10,095,380
Longevity Acquisition Corporation (b)(f)	262,500		2,718,188
Megalith Financial Acquisition Corporation Class A (f)	260,768		2,650,707
Monocle Acquisition Corporation (f)	204,085		2,040,850
Mudrick Capital Acquisition Corporation Class A (f)	428,413		4,389,091
New Frontier Corporation Class A (b)(f)(m)	645,780		6,577,269
New Providence Acquisition Corporation	454,276		4,584,326
Opes Acquisition Corporation	299,301		3,102,255
Pivotal Acquisition Corporation Class A	495,651		5,045,727
Pivotal Investment Corporation II	121,848		1,240,413
Pure Acquisition Corporation	1,186,956		12,166,299
Sentinel Energy Services, Inc. Class A (f)	760,225		7,815,113
Thunder Bridge Acquisition II Ltd. (b)	516,993		5,262,989
Tiberius Acquisition Corporation (f)	311,172		3,191,069
TKK Symphony Acquisition Corporation (b)(f)(m)	541,620		5,502,859
Trident Acquisitions Corporation (f)(m)	1,309,990		13,623,896
Trinity Merger Corporation Class A	1,119,455		11,687,110
Tuscan Holdings Corporation (e)	610,840		5,986,232
Tuscan Holdings Corporation II	331,070		3,327,254
Twelve Seas Investment Company (b)(m)	1,208,851		12,378,634
VectoIQ Acquisition Corporation (f)	620,727		6,343,830
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $193,323,545)			201,438,008

CLOSED-END FUNDS - 3.79%
Altaba, Inc.	6,012,284		117,119,292
TOTAL CLOSED-END FUNDS (Cost $66,954,276)			117,119,292

PREFERRED STOCKS - 0.08%
Colony Capital, Inc., 8.750%, Series E	97,704		2,470,934
TOTAL PREFERRED STOCKS (Cost $2,452,748)			2,470,934

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	891,153		44,558
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			44,558

WARRANTS - 0.13% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)	337,592		313,961
Akazoo SA
Expiration: December 2024, Exercise Price: $11.50 (b)	238,850		183,915
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	293,016		190,460
ChaSerg Technology Acquisition Corporation Class A
Expiration: September 2023, Exercise Price: $11.50 (f)	219,718		219,718
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	65,000		91,000
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	164,385		200,550
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	434,606		169,496
Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50 (f)	131,655		102,691
Monocle Acquisition Corporation
Expiration: June 2024, Exercise Price: $11.50 (f)	204,085		93,879
Mudrick Capital Acquisition Corporation Class A
Expiration: March 2025, Exercise Price: $11.50 (f)	428,413		267,758
Pivotal Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (f)	677,651		887,723
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50	342,226		359,337
Repay Holdings Corporation
Expiration: July 2024, Exercise Price: $11.50	338,801		298,145
Tiberius Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50	311,172		183,592
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	610,840		464,238
TOTAL WARRANTS (Cost $3,199,002)			4,026,463

	Principal Amount
BANK LOANS - 3.32% (f)(j)
Avaya Holdings Corporation
6.278% (1 Month U.S. LIBOR + 4.250%), 12/15/2024	$11,204,713		10,672,490
6.430% (2 Month U.S. LIBOR + 4.250%), 12/15/2024	6,684,312		6,366,807
Cengage Learning Holdings II, Inc.
6.384% (1 Month U.S. LIBOR + 4.250%), 6/7/2023	15,340,720		14,554,508
McGraw-Hill Global Education Holdings LLC
6.139% (1 Month U.S. LIBOR + 4.000%), 5/4/2022	15,342,037		14,383,159
Refinitiv US Holdings, Inc.
5.849% (1 Month U.S. LIBOR + 3.750%), 10/1/2025	30,227,293		30,416,213
Zayo Group LLC
4.259% (1 Month U.S. LIBOR + 2.000%), 1/19/2021	26,258,433		26,356,903
TOTAL BANK LOANS (Cost $104,377,986)			102,750,080

CORPORATE BONDS - 5.71% (f)
Arconic, Inc.
5.400%, 4/15/2021	7,553,000		7,816,486
CEC Entertainment, Inc.
8.000%, 2/15/2022	11,217,000		10,684,192
EIG Investors Corporation
10.875%, 2/1/2024 (m)	16,610,000		17,357,450
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(h)(m)	16,858,000		17,743,045
Kinetic Concepts, Inc. / KCI USA, Inc.
12.500%, 11/1/2021 (h)	15,253,000		16,244,445
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	2,935,000		2,950,225
6.500%, 6/1/2022	1,939,000		1,942,636
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	12,171,000		12,265,934
SRC Energy, Inc.
6.250%, 12/1/2025	9,185,000		9,138,891
T-Mobile USA, Inc.
6.500%, 1/15/2024 (m)	9,842,000		10,233,810
Univar USA, Inc.
6.750%, 7/15/2023 (h)	24,763,000		25,289,214
Vistra Energy Corporation
5.875%, 6/1/2023	15,354,000		15,741,689
York Risk Services Holding Corporation
8.500%, 10/1/2022 (h)	6,785,000		6,929,181
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 1/15/2027 (h)	21,763,000		22,302,722
TOTAL CORPORATE BONDS (Cost $177,748,404)			176,639,920

	Contracts (100 shares per contract)	Notional Amount
PURCHASED PUT OPTIONS - 0.07% (a)
Alder Biopharmaceuticals, Inc.
Expiration: January 2020, Exercise Price: $17.50	4,931	$9,299,866	73,965
CBS Corporation Class B
Expiration: October 2019, Exercise Price: $37.50	4,848	19,571,376	116,352
Expiration: December 2019, Exercise Price: $32.50	2,730	11,021,010	84,630
Expiration: December 2019, Exercise Price: $35.00	80	322,960	5,120
Centene Corporation
Expiration: December 2019, Exercise Price: $40.00	986	4,265,436	152,830
Corteva, Inc.
Expiration: December 2019, Exercise Price: $24.00	760	2,128,000	38,000
Dow, Inc.
Expiration: October 2019, Exercise Price: $40.00	1,572	7,490,580	15,720
DuPont de Nemours, Inc.
Expiration: December 2019, Exercise Price: $60.00	1,557	11,102,967	133,902
SPDR S&P 500 ETF Trust
Expiration: October 2019, Exercise Price: $293.00	627	18,607,479	142,329
Expiration: October 2019, Exercise Price: $300.00	2,216	65,764,232	997,200
United Technologies Corporation
Expiration: October 2019, Exercise Price: $105.00	2,458	33,556,616	19,664
VanEck Vectors Semiconductor ETF
Expiration: November 2019, Exercise Price: $107.00	1,010	12,032,130	122,210
Expiration: November 2019, Exercise Price: $115.00	554	6,599,802	161,214
TOTAL PURCHASED PUT OPTIONS (Cost $2,931,002)			2,063,136

	Principal Amount
ESCROW NOTES - 0.01% (a)(d)(g)
AMR Corporation	$1,243,406		285,984
T-Mobile USA, Inc.	7,594,000		–
TOTAL ESCROW NOTES (Cost $93,712)			285,984

	Shares
SHORT-TERM INVESTMENTS - 35.57%
MONEY MARKET FUNDS - 32.34% (c)
First American Government Obligations Fund, Institutional Share Class, 1.82%	151,096,000		151,096,000
Goldman Sachs Government Fund, Institutional Share Class, 1.82%	151,096,000		151,096,000
The Government & Agency Portfolio, Institutional Share Class, 1.81%	151,096,000		151,096,000
JPMorgan Prime Money Market Fund, Institutional Share Class, 2.08%	93,892,904		93,921,072
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.83%	151,096,000		151,096,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 1.83%	151,096,000		151,096,000
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Share Class, 1.80%	151,096,000		151,096,000
			1,000,497,072
	Principal Amount
U.S. TREASURY BILLS - 3.23% (e)(f)(l)
United States Treasury Bills
2.35%, 10/17/2019	$895,000		894,292
2.33%, 10/24/2019	275,000		274,687
2.36%, 10/31/2019	1,095,000		1,093,395
2.33%, 11/7/2019	305,000		304,463
2.32%, 11/14/2019	4,575,000		4,564,949
2.21%, 11/29/2019	310,000		309,087
2.10%, 12/5/2019	340,000		338,910
1.99%, 12/19/2019	400,000		398,480
2.01%, 12/26/2019	2,685,000		2,673,561
1.97%, 1/9/2020	2,240,000		2,228,814
1.87%, 1/16/2020	6,830,000		6,793,727
2.00%, 1/23/2020	3,130,000		3,112,265
1.85%, 1/30/2020	860,000		854,867
1.78%, 2/13/2020	3,500,000		3,476,736
1.80%, 2/20/2020	13,145,000		13,052,448
1.78%, 2/27/2020	4,240,000		4,208,804
1.79%, 3/5/2020	6,525,000		6,474,807
1.80%, 3/12/2020	21,125,000		20,954,170
1.82%, 3/19/2020	15,630,000		15,498,240
1.77%, 3/26/2020	12,555,000		12,445,740
			99,952,442
TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,437,453)			1,100,449,514
TOTAL LONG INVESTMENTS (Cost $3,082,216,190) - 100.72%			3,115,699,674
	Shares
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 4.97%
SHORT-TERM FUND - 4.97% (c)
Mount Vernon Liquid Asset Portfolio LLC, 2.11%	153,666,020		153,666,020
TOTAL SHORT-TERM FUND - (Cost $153,666,020)			153,666,020
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - (Cost $ 153,666,020)			153,666,020

SHORT INVESTMENTS - (15.10)%
COMMON STOCKS - (15.06)%
AIRLINES - (0.01)%
American Airlines Group, Inc.	(11,395)		(307,323)
ASSET MANAGEMENT & CUSTODY BANKS - (2.35)%
Brookfield Asset Management, Inc. Class A (b)	(1,370,202)		(72,744,024)
BROADCASTING - (0.35)%
CBS Corporation Class B	(179,338)		(7,239,875)
Discovery, Inc. Class A	(133,231)		(3,547,942)
			(10,787,817)
CASINOS & GAMING - (0.59)%
Eldorado Resorts, Inc.	(460,852)		(18,374,169)
INDUSTRIAL MACHINERY - (0.34)%
Hillenbrand, Inc.	(336,708)		(10,397,543)
INTERNET & DIRECT MARKETING RETAIL - (0.10)%
Alibaba Group Holding Ltd. - ADR	(17,432)		(2,915,154)
MANAGED HEALTH CARE - (0.78)%
Centene Corporation	(560,678)		(24,254,930)
PHARMACEUTICALS - (3.68)%
AbbVie, Inc.	(613,504)		(46,454,523)
Bristol-Myers Squibb Company	(1,328,047)		(67,345,263)
			(113,799,786)
REGIONAL BANKS - (5.64)%
BB&T Corporation	(3,270,283)		(174,535,004)
REITs - (0.32)%
Brookfield Property Partners LP (b)	(488,190)		(9,910,257)
WIRELESS TELECOMMUNICATION SERVICES - (0.90)%
T-Mobile USA, Inc.	(351,768)		(27,708,765)
TOTAL COMMON STOCKS (Proceeds $442,140,566)			(465,734,772)

PRIVATE PLACEMENTS - (0.04)% (g)
Celgene Corporation	(638,210)		(1,268,443)
TOTAL PRIVATE PLACEMENTS (Proceeds $1,342,961)			(1,268,443)
TOTAL SHORT INVESTMENTS
(Proceeds $443,483,527) - (15.10)%			(467,003,215)
TOTAL NET INVESTMENTS
(Cost $2,792,398,683) - 90.59%			2,802,362,479
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.41% (m)			290,970,064
TOTAL NET ASSETS - 100.00%			$3,093,332,543

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (o) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (o) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2019, these securities represent 3.26% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of September 30, 2019, this common stock had a cost of $57,736,820 and its market value represented 2.22% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (o) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2019.
(k)	This security is held in connection with a written option contract.
(l)	The rate shown represents yield to maturity.
(m)	All or a portion of the shares was out on loan as of September 30, 2019. Total loaned securities had a value of $150,088,894 as of September 30, 2019. Due to corporate action activity, some of the securities designated on loan were considered a receivable as of September 30, 2019.

(n)	As of September 30, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$2,784,263,534

Gross unrealized appreciation(2)	135,231,329
Gross unrealized depreciation(2)	(122,855,595)
Net unrealized appreciation	$12,375,734

(1) Tax cost represents tax on investments, net of premiums on written options.
(2) Includes investments, open written options, forward currency contracts, and open swap contracts appreciation and/or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(o)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Funds. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value at September 30, 2019. These securities are generally classified as Level 2 investments.

The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Funds may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,339,665,894	$-	$68,745,891	$1,408,411,785
Special Purpose Acquisition Companies	120,409,169	81,028,839	-	201,438,008
Closed End Funds	117,119,292	-	-	117,119,292
Preferred Stocks	2,470,934	-	-	2,470,934
Contingent Value Rights	-	-	44,558	44,558
Warrants	2,363,694	1,662,769	-	4,026,463
Bank Loans	-	102,750,080	-	102,750,080
Corporate Bonds	-	176,639,920	-	176,639,920
Purchased Option Contracts	2,063,136	-	-	2,063,136
Escrow Notes	-	-	285,984	285,984
Short-Term Investments	1,000,497,072	99,952,442	-	1,100,449,514
Investments Purchased with the Cash Proceeds from Securities Lending***	-	-	-	153,666,020
Forward Currency Exchange Contracts**	-	2,820,151	-	2,820,151
Swap Contracts**	-	356,303	-	356,303
Total	$2,584,589,191	$465,210,504	$69,076,433	$3,272,542,148

Liabilities
Short Common Stock*	$(465,734,772)	$-	$-	$(465,734,772)
Private Placements	-	-	(1,268,443)	(1,268,443)
Written Option Contracts	(8,899,665)	-	-	(8,899,665)
Total	$(474,634,437)	$-	$(1,268,443)	$(475,902,880)

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
***	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amount presented in the Statement of Assets and Liabilities. See Note (o) for additional information regarding securities lending activity.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers to level 3 securities during the nine months ended September 30, 2019.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes		Private Placements	Total Investment
Balance as of December 31, 2018	$59,773,482	$26,735	$1,927,279		$-	$61,727,496
Purchases on Investments*	-	-	-		(1,342,961)	(1,342,961)
(Sales) of Investments	-	-	-		-	-
Realized (Gain) Loss	-	-	-		-	-
Transfers Into Level 3	-	-	-		-	-
(Transfer Out) of Level 3	-	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	8,972,409	17,823	(1,641,295	)**	74,518	7,423,455
Balance as of September 30, 2019	$68,745,891	$44,558	$285,984		$(1,268,443)	$67,807,990

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2019.	$8,972,409	$17,823	$(1,055,453	)**	$74,518	$8,009,297

* Includes receipts from corporate actions.
** The difference in unrealized depreciation values is due to a change in the cost basis from a corporate action.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at September 30, 2019 totals $7,423,455.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of September 30, 2019 are as follows:

	Description	Fair Value at September 30, 2019		Valuation Technique	Unobservable Input
	Common Stock	$68,745,891		Discounted Cash Flow Model	Discount Rates/Terminal Value/Cash Flow Projection
	Escrow Note	$-	*	Projected Final Distribution**	Discount of Projected Distribution
*	Amount less than $0.50.
**
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At September 30, 2019, the net value of these securities was $(937,901). The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (o).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2019 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
AT&T, Inc.
Expiration: October 2019, Exercise Price: $36.00	(418)	$(1,581,712)	$(79,002)
Expiration: October 2019, Exercise Price: $37.00	(514)	(1,944,976)	(50,115)
BB&T Corporation
Expiration: October 2019, Exercise Price: $50.00	(28)	(149,436)	(10,416)
CBS Corporation Class B
Expiration: October 2019, Exercise Price: $42.50	(4,848)	(19,571,376)	(145,440)
Expiration: December 2019, Exercise Price: $37.50	(2,810)	(11,343,970)	(1,145,075)
Centene Corporation
Expiration: December 2019, Exercise Price: $45.00	(986)	(4,265,436)	(219,385)
Corteva, Inc.
Expiration: December 2019, Exercise Price: $27.00	(760)	(2,128,000)	(181,640)
Dow, Inc.
Expiration: October 2019, Exercise Price: $46.00	(1,572)	(7,490,580)	(373,350)
DuPont de Nemours, Inc.
Expiration: December 2019, Exercise Price: $67.50	(1,557)	(11,102,967)	(957,555)
Occidental Petroleum Corporation
Expiration: October 2019, Exercise Price: $45.00	(107)	(475,829)	(10,700)
United Technologies Corporation
Expiration: October 2019, Exercise Price: $115.00	(2,458)	(33,556,616)	(5,413,744)
			(8,586,422)
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2019, Exercise Price: $283.00	(627)	(18,607,479)	(52,041)
Expiration: October 2019, Exercise Price: $289.00	(1,167)	(34,633,059)	(179,135)
VanEck Vectors Semiconductor ETF
Expiration: November 2019, Exercise Price: $100.00	(505)	(6,016,065)	(27,775)
Expiration: November 2019, Exercise Price: $105.00	(554)	(6,599,802)	(54,292)
			(313,243)
TOTAL WRITTEN OPTIONS
(Premiums received $8,135,149)			$(8,899,665)

ETF - Exchange-Traded Fund

The Merger Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2019 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2019	Currency to be Received		September 30, 2019	(Depreciation)*
12/5/2019	JPM	27,519,738	AUD	$ 18,614,315	18,765,196	USD	$ 18,765,196	$ 150,881
11/12/2019	JPM	6,306,308	EUR	6,896,511	6,957,237	USD	6,957,237	60,726
12/19/2019	JPM	9,464,714	EUR	10,381,960	10,790,008	USD	10,790,008	408,048
12/19/2019	JPM	236,154	USD	236,154	213,234	EUR	233,899	(2,255)
1/15/2020	JPM	41,648,026	EUR	45,780,242	46,623,762	USD	46,623,762	843,520
1/15/2020	JPM	5,733,028	USD	5,733,028	5,198,493	EUR	5,714,275	(18,753)
10/15/2019	JPM	28,740,570	GBP	35,361,145	35,974,234	USD	35,974,234	613,089
10/23/2019	JPM	2,694,283	GBP	3,316,142	3,381,420	USD	3,381,420	65,278
10/23/2019	JPM	3,292,549	USD	3,292,549	2,694,283	GBP	3,316,142	23,593
11/6/2019	JPM	90,982	GBP	112,044	110,607	USD	110,607	(1,437)
12/19/2019	JPM	52,383,814	GBP	64,628,024	65,279,575	USD	65,279,575	651,551
2/6/2020	JPM	6,241,483	GBP	7,713,553	7,722,472	USD	7,722,472	8,919
1/16/2020	JPM	58,679,720	HKD	7,492,592	7,482,405	USD	7,482,405	(10,187)
12/4/2019	JPM	741,349,542	JPY	6,887,300	6,914,478	USD	6,914,478	27,178
				$ 216,445,559			$ 219,265,710	$ 2,820,151

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
September 30, 2019 (Unaudited)
								Unrealized
			Pay/Receive on	Financing	Payment		Notional	Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altran Technologies SA	6/25/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	660,820	$ 10,609,674	$ (240,976)
JPM	Aveo Group	8/29/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	12,799,878	18,451,272	(67,536)
BAML	Avon Products, Inc.	8/26/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	3,824,286	16,563,689	252,913
GS	Avon Products, Inc.	9/17/2020	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	48,868	232,680	(17,842)
JPM	BCA Marketplace plc	6/27/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	8,000,713	24,290,916	(1,119,219)
BAML	BCA Marketplace plc	7/25/2020	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	3,826,683	11,383,013	(294,741)
JPM	Cobham plc	9/10/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	31,747,766	63,054,999	(1,869,780)
BAML	EI Group plc	9/27/2020	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	2,189,994	7,576,302	(4,450)
BAML	Inmarsat Finance plc	4/1/2020	Pay	0.550% +1 Month U.S. LIBOR	Monthly	1,488,860	10,580,099	119,274
JPM	Inmarsat Finance plc	4/25/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	2,831,556	19,483,807	856,494
JPM	Innogy SE	6/6/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	165,433	7,858,324	186,269
BAML	Kinder Morgan Ltd.	9/10/2020	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	1,182,984	13,250,169	55,052
JPM	Merlin Entertainment plc	8/15/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	19,996	109,283	1,834
JPM	Osram Licht AG	8/13/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	889,013	36,565,520	2,491,136
JPM	TPV Technology Limited	8/29/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	15,202,000	7,110,625	97,224
JPM	Zozo, Inc.	9/25/2020	Pay	0.400% + 3 Month U.S. LIBOR	Quarterly	392,997	9,057,940	(381)

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Brookfield Property Partners LP	3/28/2020	Pay	(2.500)% + 1 Month U.S. LIBOR	Monthly	(112,741)	(2,333,739)	44,856
BAML	Natura Cosmeticos SA	8/26/2020	Pay	(10.000)% + 1 Month U.S. LIBOR	Monthly	(2,296,550)	(18,524,292)	(223,763)
GS	Natura Cosmeticos SA	9/17/2020	Pay	(20.000)% + 1 Month U.S. LIBOR	Monthly	(29,320)	(259,397)	19,004
BAML	Pembina Pipeline Corporation	9/10/2020	Receive	(0.350)% + 1 Month U.S. LIBOR	Monthly	(363,393)	(13,536,240)	70,935
								$ 356,303
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).